[LOGO OF FIFTH
 THIRD FUNDS]     FIFTH THIRD FUNDS

                  FIFTH THIRD INSTITUTIONAL      Institutional Shares    (KGIXX)
                  GOVERNMENT MONEY MARKET FUND   Preferred Shares        (KGPXX)
                  SUMMARY PROSPECTUS             Select Shares           (KGSXX)
                                                 Trust Shares            (KGTXX)
                  Dated November 26, 2010

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BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS
INFORMATION ABOUT THE FUND AND ITS RISKS. THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, BOTH DATED NOVEMBER 26, 2010, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. FOR FREE PAPER OR ELECTRONIC COPIES OF THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND, GO ONLINE AT http://www.fifththirdfunds.com OR CALL 800.282.5706 OR ASK ANY FINANCIAL ADVISOR, BANK, OR BROKER-DEALER WHO OFFERS SHARES OF THE FUND.

INVESTMENT OBJECTIVE
Current income consistent with the stability of principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                                      INSTITUTIONAL   PREFERRED   SELECT    TRUST
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                    SHARES      SHARES   SHARES   SHARES
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                    None        None     None     None
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Maximum Deferred Sales Charge (Load) (as a % of offering price)                                None        None     None     None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)         None        None     None     None
---------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES                                                             INSTITUTIONAL   PREFERRED   SELECT    TRUST
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)            SHARES      SHARES   SHARES   SHARES
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                               0.40%       0.40%    0.40%    0.40%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                                                              None        None     None     None
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Other Expenses                                                                                0.22%       0.37%    0.30%    0.47%
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Acquired Fund Fees and Expenses                                                               0.01%       0.01%    0.01%    0.01%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                          0.63%       0.78%    0.71%    0.88%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                                                    0.41%       0.41%    0.41%    0.41%
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Total Annual Fund Operating Expenses after Expense Reimbursement                              0.22%       0.37%    0.30%    0.47%
---------------------------------------------------------------------------------------------------------------------------------

1. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                    $22       $159       $308       $743
--------------------------------------------------------------------------------
PREFERRED SHARES                        $38       $207       $391       $924
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SELECT SHARES                           $30       $185       $353       $839
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TRUST SHARES                            $48       $239       $446       $1,042
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

PRINCIPAL INVESTMENT STRATEGIES
The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S.

Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs, the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie
Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie
Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments. NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.
REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

PERFORMANCE
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

   [CHART OF INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR]

CALENDAR                             TOTAL RETURN
  YEAR                                PERCENTAGES
--------                             ------------
  2000                                  6.03
  2001                                  3.86
  2002                                  1.48
  2003                                  0.84
  2004                                  1.19
  2005                                  3.05
  2006                                  4.88
  2007                                  5.06
  2008                                  2.43
  2009                                  0.31

                   [END CHART]

BEST QUARTER:                                    Q4 2000     1.56%
WORST QUARTER:                                   Q4 2009     0.02%
YEAR TO DATE RETURN (1/1/10 TO 9/30/10):                     0.03%

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

                                                                                                         PAST 10 YEARS
AVERAGE ANNUAL TOTAL RETURNS                                           INCEPTION     PAST     PAST       OR SINCE
(FOR PERIODS ENDED DECEMBER 31, 2009)(1)                               DATE          YEAR     5 YEARS    INCEPTION
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                   6/2/97
--------------------------------------------------------------------------------------------------------------------------
                                                                                     0.31%    3.13%      2.90%
--------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                       10/20/03                          (SINCE INCEPTION)
--------------------------------------------------------------------------------------------------------------------------
                                                                                     0.18%    2.98%      2.59%
--------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                          10/20/03                          (SINCE INCEPTION)
--------------------------------------------------------------------------------------------------------------------------
                                                                                     0.23%    3.05%      2.66%
--------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                           10/20/03                          (SINCE INCEPTION)
--------------------------------------------------------------------------------------------------------------------------
                                                                                     0.14%    2.89%      2.50%
--------------------------------------------------------------------------------------------------------------------------

1. For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Advisor was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT
INVESTMENT ADVISER
Fifth Third Asset Management, Inc. ("FTAM")

PURCHASES AND SALES OF FUND SHARES
The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

FTF-SP-GMM1110

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